Reserves - Summary of Statutory Reserves (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of reserves within equity [line items]
Beginning balance	¥ 304,307
Ending balance	307,165	$ 47,466	¥ 304,307
Statutory general reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	278,601	43,052	276,698
Transfer from retained earnings	2,858	442	1,903
Ending balance	281,459	43,494	278,601
General surplus reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	25,706
Ending balance	25,706	3,972	25,706
Capital reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	30,704
Ending balance	¥ 30,704	$ 4,745	¥ 30,704